Short-Term Investment	12 Months Ended
Dec. 31, 2023
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

Note 3 — SHORT-TERM INVESTMENT

Short-term investment consisted of the following:

	December 31, 2023	December 31, 2022
Financial products by Industrial Bank	$-	$2,105,246

Short-term investment primarily includes the Company’s investments in Industrial Bank’s a wealth management financial product with a floating interest rate referenced to performance of underlying assets, which generally consist of investments in the structured deposits, debts and other fixed income assets based on Industrial Bank’s financial product investment policy. The investment in financial products issued by Industrial Bank does not have guaranteed fixed rate of return, and the investment can be redeemable by the Company at any time based on the quoted redemption value published by Industrial Bank. The prospective annual rate of return is approximately 2%. The Company elects the fair value option to measures the short-term investment at fair value. Changes in the fair value of these investments are reflected on the consolidated statements of income and comprehensive income as other income. Fair value is estimated based on quoted prices of similar products provided by the bank at the end of each reporting period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.